Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan (Detail) (2005 Share Plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Average price
Average price, at beginning of year	$ 8.89	$ 12.53	$ 13.27
Exercised and released			$ 12.99
Forfeited	$ 8.62	$ 10.61	$ 14.30
Average price, at end of year	$ 7.89	$ 8.89	$ 12.53
Restricted Stock
Number of Options
Beginning Balance	1,230,971	4,986,216	7,369,112
Exercised and released	(1,217,700)	(1,857,614)	(1,798,082)
Forfeited	(13,271)	(214,929)	(584,814)
Ending Balance		1,230,971	4,986,216
Stock Appreciation Rights
Number of Options
Beginning Balance	3,151,728	4,318,909	5,030,143
Exercised and released			(259,455)
Forfeited	(1,333,467)	(554,649)	(451,779)
Ending Balance	1,818,261	3,151,728	4,318,909
Average price
Average price, at beginning of year	$ 8.89
Average price, at end of year	$ 7.89	$ 8.89
Sibanye Spin-off
Average price
Forfeited		$ 11.99
Additional shares awarded due to spin-off of Sibanye		$ 10.72
Sibanye Spin-off | Restricted Stock
Number of Options
Forfeited		(2,221,264)
Additional shares awarded due to spin-off of Sibanye		538,562
Sibanye Spin-off | Stock Appreciation Rights
Number of Options
Forfeited		(1,077,878)
Additional shares awarded due to spin-off of Sibanye		465,346